Operating Profit	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Operating Profit	Operating Profit

	2023 £’000	2022 £’000	2021 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	8,730	6,634	5,086
Depreciation of right-of-use assets	11,861	10,958	10,449
(Reversal of) / Impairment of right-of-use assets	(131)	214	1,697
Amortisation of intangible assets	12,467	11,163	7,215
Net gain on disposal of non-current assets (tangibles and intangibles)	(45)	(73)	(36)
Net gain on disposal of right-of-use asset	(1)	(187)	(56)
Loss on derecognition of right-of-use assets sub-leased	—	132	—
Research and development tax credit	(5,027)	(2,211)	(2,642)
Government grants	(2,935)	(642)	(503)
Share-based compensation expense	31,058	35,005	24,427
Expected credit loss allowance on trade receivables	932	765	(30)
Expected credit loss allowance on accrued income	—	(26)	34
Operating lease costs:
Land and buildings	1,957	855	788
Operating lease costs for the year ended 30 June 2023 include short-term lease rent (not in scope for IFRS 16), property taxes and other property related costs.
Auditor’s remuneration:
During the year, the Group (including its overseas subsidiaries) obtained the following services from the company’s auditors in respect of each year::

	2023 £’000	2022 £’000	2021 £’000
Audit of the financial statements	£1,467	£1,150	£813
Subsidiary local statutory audits	108	87	87
SOX attestation fees	1,506	1,710	1,470
Total audit fees	3,081	2,947	2,370
Quarterly review fees	260	—	—
Transition fees	180	—	—
Total audit related fees	440	—	—
Tax Fees	377	—	—
All Other Fees	202	—	—
Total auditor’s remuneration	£4,100	£2,947	£2,370
Auditor’s remuneration in respect of the financial year ended June 30, 2022 has been amended to reflect additional fees payable to KPMG in respect of the audit for that financial year.